DEFINED BENEFIT PENSION PLANS - Aggregate Change in Benefit Obligation and Plan Assets (Detail) - USD ($) $ in Thousands	12 Months Ended
	Jul. 31, 2021	Jul. 31, 2020
Change in benefit obligation
Benefit obligation at beginning of year	$ 33,927	$ 34,538
Service cost	16	185
Interest cost	501	543
Actuarial gain	(664)	(691)
Employee contributions	0	28
Benefits and administrative expenses paid	(216)	(212)
Settlements	(46)	0
Effect of curtailment	0	(2,390)
Currency translation	66	1,926
Benefit obligation at end of year	33,584	33,927
Change in plan assets
Fair value of plan assets at beginning of year	29,050	27,267
Actual return on plan assets	(29)	476
Employer contributions, net	393	(39)
Employee contributions	0	28
Settlements	(46)	0
Benefits and administrative expenses paid	(216)	(212)
Currency translation	71	1,530
Fair value of plan assets at end of year	29,223	29,050
Funded status
Current liabilities	(13)	(31)
Noncurrent liabilities	(4,348)	(4,846)
Net amounts recognized on the consolidated balance sheets	$ (4,361)	$ (4,877)